Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Net book value	$ 66,761
Cash and accounts payable	86,296
Property plant and equipment	19,535		$ 40,074
Disposal of right of use assets	37,353
Lease component value	69,217
Gain on termination of lease	31,864
Disposal of equipment		64,588
Disposal of property equipment		$ 64,588	$ 65,016